Annual Total Returns- SmartRetirement Blend 2060 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2060 Fund - Class R6	2017	2018	2019	2020
Total	20.52%	(7.93%)	24.75%	13.04%